Shareholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Schedule of Stockholders Equity [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Shares Issued	27,214,670
Ordinary Shares Outstanding	27,214,670
Earnout Shares Placed In Escrow	3,000,000
Legal Reserve Description	Colombian regulation requires that companies retain 10% of net income until it accumulates at least 50% of subscribed and paid in capital
Long Term Incentive Plan, Percentage Of Ordinary Shares Outstanding	6.00%
Long Term Incentive Plan Terms	Awards under this plan may only be granted for ten years after December 20th, 2013, the effective date of the plan and may only be exercised within ten years from the date of the grant, and five years in the case of an incentive share option granted to a person possessing more than 10% of the total combined voting power at the time of the grant.